Commercial Properties	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Commercial Properties

Note 4. Commercial Properties

Commercial properties include any properties that are currently leased out by Brookfield Residential and produce leasing revenue for the Company. Commercial property assets are stated at cost, less accumulated depreciation. The Company’s components of commercial property consist of the following:

	December 31
	2013	2012
Commercial properties	$—	$15,394
Less: accumulated depreciation	—	(31)

	$—	$15,363